Small-Company Stock Fund
Small-Company Stock Fund Fund Summaries
INVESTMENT OBJECTIVE
The Small-Company Stock Fund is a stock fund that seeks capital growth over the long term.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Small-Company Stock Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Small-Company Stock Fund
Management Fees		0.82%
Other Expenses		0.18%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.03%
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 45 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Company Stock Fund	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies whose market capitalization, at the time of purchase, is similar to the market capitalization of companies represented in the Russell 2000 Index. However, RE Advisers generally will not sell a security whose market capitalization, after the initial purchase, exceeds that of the Russell 2000 Index due to market inflation. On December 31, 2012, the weighted average market capitalization for companies held in the Fund’s portfolio was $2.6 billion, and for the Russell 2000 Index, the weighted average market capitalization was $1.3 billion.

To determine whether a stock is undervalued, RE Advisers considers, among other factors, earnings valuations, debt ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. RE Advisers selects stocks that may benefit over time from a more reasonable market assessment of fundamental value.

Stock selection for the Small-Company Stock Fund includes an analysis of new market opportunities for a company, which could indicate earnings growth potential over the long term.

From time to time, due to elevated cash flows or in order to meet the potential of higher redemption requests, RE Advisers may maintain a larger position in cash equivalents or invest a larger portion of the Fund’s assets in exchange-traded funds. When the Fund takes such a position by increasing its holdings in cash equivalents, its short-term investment performance may differ than if it had remained more fully invested in stocks.
PRINCIPAL RISKS
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Investment Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Manager Risk    The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Style Risk    The chance that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Small-Company Risk Investment risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. By investing in stocks of companies with smaller market capitalizations, the share price of the Fund may be more volatile than that of a fund investing in stocks of larger, more established companies. In addition, the Fund may be affected by dilution in the value of its shares if such companies sell additional shares and by concentration of control in existing management and principal shareholders.
PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/12
Average Annual Total Returns	1 Year	5 Year	10 Year
Small-Company Stock Fund	19.63%	8.96%	11.55%
Small-Company Stock Fund Returns after taxes on distributions	19.25%	8.75%	11.19%
Small-Company Stock Fund Returns after taxes on distributions and sale of fund shares	12.81%	7.65%	10.18%
Small-Company Stock Fund Russell 2000 Index	16.35%	3.55%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q2 of 2009 23.62% Worst Quarter: Q4 of 2008 -24.38%